Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Data [Abstract]
Quarterly Financial Information
NOTE 18. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Our operating results for any quarter are not necessarily indicative of results for any future quarters or for a full year. The residential real estate market is seasonal and varies from market to market. Typically, the greatest number of transactions occur in the spring and summer, with fewer transactions occurring in the fall and winter. Our financial results, including revenue, margins, inventory, and financing costs, have historically had seasonal characteristics generally consistent with the residential real estate market, a trend we expect to continue in the future.
The following summarizes our unaudited quarterly results of operations for each of the fiscal quarters in 2021 and 2020 and should be read in conjunction with other information included in our consolidated financial statements and related notes. We have prepared the unaudited information on the same basis as our audited consolidated financial statements. This table includes all adjustments, consisting of normal recurring adjustments that we consider necessary for a fair presentation of our consolidated financial position and operating results for the quarters presented.

	2021
(In thousands, except per share data, unaudited)	December 31	September 30	June 30	March 31
Revenue	$867,540	$540,287	$378,647	$283,972
Gross profit	70,292	53,122	50,864	33,537
Income from operations	3,335	3,458	11,529	1,444
Net income (loss)	12,806	(15,303)	9,190	(233)
Net income (loss) per share, basic (1)	$0.05	$(0.13)	$0.15	$0.00
Net income (loss) per share, diluted (1)	$0.05	$(0.13)	$0.04	$0.00

	2020
(In thousands, except per share data, unaudited)	December 31	September 30	June 30	March 31
Revenue	$223,230	$186,365	$287,007	$367,655
Gross profit	25,255	19,765	17,861	24,898
Income (loss) from operations	424	(1,921)	(5,240)	(7,021)
Net loss	(1,319)	(2,944)	(7,390)	(11,465)
Net loss per share, basic (1)	$(0.02)	$(0.05)	$(0.13)	$(0.20)
Net loss per share, diluted (1)	$(0.02)	$(0.05)	$(0.13)	$(0.20)

(1)
Basic and diluted net income (loss) per share are computed independently for each of the quarters presented. Therefore, the sum of the quarterly basic and diluted net income (loss) per share may not equal annual basic and diluted income (loss) per share.